Consolidated Statements of Preferred Stock and Stockholders' Deficit - USD ($)	Common Stock	Preferred Stock Redeemable Convertible Preferred Stock.	Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2018			$ 72,155,654
Balance at the beginning (in shares) at Dec. 31, 2018			20,335,871
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs			$ 34,728,457
Preferred issuance, net of issuance costs (in shares)			12,317,871
Balance at the end at Dec. 31, 2019		$ 106,884,111	$ 106,884,111			$ 106,884,111
Balance at the end (in shares) at Dec. 31, 2019		32,653,742	32,653,742			32,653,742
Balance at the beginning at Dec. 31, 2018	$ 827			$ 941,902	$ (57,492,746)	$ (56,550,017)
Balance at the beginning (in shares) at Dec. 31, 2018	8,273,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				392,566		392,566
Proceeds from option exercises	$ 12			39,851		$ 39,863
Proceeds from option exercises (in shares)	122,560					122,560
Net loss						$ (18,468,776)
Balance at the end at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	(74,586,364)
Balance at the end (in shares) at Dec. 31, 2019	8,396,425
Balance at the end at Mar. 31, 2020		$ 106,884,111
Balance at the end (in shares) at Mar. 31, 2020		32,653,742
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				32,414		32,414
Proceeds from option exercises	$ 2			16,937		16,939
Proceeds from option exercises (in shares)	13,284
Balance at the end at Mar. 31, 2020	$ 841			1,423,669	(81,822,329)	(80,397,819)
Balance at the end (in shares) at Mar. 31, 2020	8,409,709
Balance at the beginning at Dec. 31, 2019		$ 106,884,111	$ 106,884,111			$ 106,884,111
Balance at the beginning (in shares) at Dec. 31, 2019		32,653,742	32,653,742			32,653,742
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred issuance, net of issuance costs			$ 39,860,073
Preferred issuance, net of issuance costs (in shares)			9,038,488
Treasury stock			$ (3,657,913)
Treasury stock (in shares)			(104,862)
Balance at the end at Dec. 31, 2020		$ 143,086,271	$ 143,086,271			$ 143,086,271
Balance at the end (in shares) at Dec. 31, 2020		41,587,368	41,587,368			41,587,368
Balance at the beginning at Dec. 31, 2019	$ 839			1,374,319	(75,961,522)	$ (74,586,364)
Balance at the beginning (in shares) at Dec. 31, 2019	8,396,425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				122,032		122,032
Proceeds from option exercises	$ 17			131,785		$ 131,802
Proceeds from option exercises (in shares)	164,886					164,886
Treasury stock				(17,087)		$ (17,087)
Treasury stock (in shares)	(5,796,214)
Net loss						(31,674,084)
Balance at the end at Dec. 31, 2020	$ 856			1,611,049	(107,747,243)	$ (106,135,338)
Balance at the end (in shares) at Dec. 31, 2020	2,765,097
Balance at the beginning at Mar. 31, 2020		$ 106,884,111
Balance at the beginning (in shares) at Mar. 31, 2020		32,653,742
Balance at the end at Jun. 30, 2020		$ 106,884,111
Balance at the end (in shares) at Jun. 30, 2020		32,653,742				32,653,742
Balance at the beginning at Mar. 31, 2020	$ 841			1,423,669	(81,822,329)	$ (80,397,819)
Balance at the beginning (in shares) at Mar. 31, 2020	8,409,709
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				(135,966)		(135,966)
Proceeds from option exercises	$ 5			56,047		56,052
Proceeds from option exercises (in shares)	59,033
Balance at the end at Jun. 30, 2020	$ 846			1,343,750	(87,739,276)	(86,394,680)
Balance at the end (in shares) at Jun. 30, 2020	8,468,742
Balance at the beginning at Dec. 31, 2020		$ 143,086,271	$ 143,086,271			$ 143,086,271
Balance at the beginning (in shares) at Dec. 31, 2020		41,587,368	41,587,368			41,587,368
Balance at the end at Mar. 31, 2021		$ 143,086,271
Balance at the end (in shares) at Mar. 31, 2021		41,587,368
Balance at the beginning at Dec. 31, 2020	$ 856			1,611,049	(107,747,243)	$ (106,135,338)
Balance at the beginning (in shares) at Dec. 31, 2020	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				225,623		225,623
Proceeds from option exercises	$ 51			331,740		331,791
Proceeds from option exercises (in shares)	506,707
Balance at the end at Mar. 31, 2021	$ 907			2,168,412	(114,572,770)	(112,403,451)
Balance at the end (in shares) at Mar. 31, 2021	3,271,804
Balance at the beginning at Dec. 31, 2020		$ 143,086,271	$ 143,086,271			$ 143,086,271
Balance at the beginning (in shares) at Dec. 31, 2020		41,587,368	41,587,368			41,587,368
Balance at the end at Jun. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Jun. 30, 2021		41,587,368				41,587,368
Balance at the beginning at Dec. 31, 2020	$ 856			1,611,049	(107,747,243)	$ (106,135,338)
Balance at the beginning (in shares) at Dec. 31, 2020	2,765,097
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from option exercises (in shares)						1,723,319
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		3,663,679	(122,287,890)	$ (118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416
Balance at the beginning at Mar. 31, 2021		$ 143,086,271
Balance at the beginning (in shares) at Mar. 31, 2021		41,587,368
Balance at the end at Jun. 30, 2021						$ 143,086,271
Balance at the end (in shares) at Jun. 30, 2021		41,587,368				41,587,368
Balance at the beginning at Mar. 31, 2021	$ 907			2,168,412	(114,572,770)	$ (112,403,451)
Balance at the beginning (in shares) at Mar. 31, 2021	3,271,804
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense				689,494		689,494
Proceeds from option exercises	$ 121			805,773		805,894
Proceeds from option exercises (in shares)	1,216,612
Balance at the end at Jun. 30, 2021	$ 1,028	$ 143,086,271		$ 3,663,679	$ (122,287,890)	$ (118,623,183)
Balance at the end (in shares) at Jun. 30, 2021	4,488,416